Investment Portfolioas of June 30, 2023 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 99.0%
Communication Services 11.8%
Entertainment 3.5%
Activision Blizzard, Inc.*	114,652	9,665,164
Live Nation Entertainment, Inc.*	142,255	12,960,853
Netflix, Inc.*	44,971	19,809,276
ROBLOX Corp. "A"*	226,351	9,121,945
Spotify Technology SA*	77,153	12,386,914
		63,944,152
Interactive Media & Services 7.4%
Alphabet, Inc. "A"*	362,420	43,381,674
Alphabet, Inc. "C"*	330,324	39,959,294
Match Group, Inc.*	316,305	13,237,364
Meta Platforms, Inc. "A"*	142,065	40,769,814
		137,348,146
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	120,209	16,697,030
Consumer Discretionary 8.6%
Broadline Retail 4.2%
Amazon.com, Inc.*	599,425	78,141,043
Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	44,313	13,223,442
Planet Fitness, Inc. "A"*	150,310	10,136,907
		23,360,349
Specialty Retail 1.7%
Burlington Stores, Inc.*	44,601	7,019,751
Home Depot, Inc.	76,979	23,912,757
		30,932,508
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica, Inc.*	48,840	18,485,940
NIKE, Inc. "B"	69,816	7,705,592
		26,191,532
Consumer Staples 3.2%
Beverages 0.8%
Constellation Brands, Inc. "A"	62,188	15,306,333
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	51,009	27,462,225
Personal Care Products 0.9%
Estee Lauder Companies, Inc. "A"	56,015	11,000,226
Kenvue, Inc.*	190,880	5,043,049
		16,043,275

Financials 10.2%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	220,594	24,944,770
Consumer Finance 0.5%
American Express Co.	54,203	9,442,163
Financial Services 5.1%
Global Payments, Inc.	51,003	5,024,816
Mastercard, Inc. "A"	118,747	46,703,195
Visa, Inc. "A"	175,274	41,624,069
		93,352,080
Insurance 3.2%
Progressive Corp.	451,574	59,774,850
Health Care 14.6%
Biotechnology 0.6%
Exact Sciences Corp.*	124,776	11,716,466
Health Care Equipment & Supplies 6.2%
Becton, Dickinson & Co.	69,520	18,353,975
Boston Scientific Corp.*	164,953	8,922,308
DexCom, Inc.*	279,273	35,889,373
Hologic, Inc.*	225,404	18,250,962
Intuitive Surgical, Inc.*	48,230	16,491,766
Stryker Corp.	30,193	9,211,582
The Cooper Companies, Inc.	19,371	7,427,423
		114,547,389
Health Care Providers & Services 2.1%
agilon health, Inc.*	581,178	10,077,626
UnitedHealth Group, Inc.	59,065	28,389,002
		38,466,628
Life Sciences Tools & Services 4.3%
Danaher Corp.	100,691	24,165,840
Thermo Fisher Scientific, Inc.	107,294	55,980,645
		80,146,485
Pharmaceuticals 1.4%
Zoetis, Inc.	145,190	25,003,170
Industrials 6.7%
Aerospace & Defense 0.5%
TransDigm Group, Inc.	10,999	9,834,976
Building Products 0.5%
Trex Co., Inc.*	149,597	9,807,579
Electrical Equipment 2.0%
AMETEK, Inc.	160,138	25,923,140
Generac Holdings, Inc.*	69,155	10,313,085
		36,236,225
Ground Transportation 0.9%
Uber Technologies, Inc.*	372,374	16,075,385

Machinery 0.6%
Deere & Co.	25,431	10,304,387
Professional Services 2.2%
TransUnion	202,234	15,840,989
Verisk Analytics, Inc.	112,527	25,434,478
		41,275,467
Information Technology 41.7%
IT Services 0.3%
Cloudflare, Inc. "A"*	84,542	5,526,511
Semiconductors & Semiconductor Equipment 8.0%
Advanced Micro Devices, Inc.*	111,030	12,647,427
Analog Devices, Inc.	94,974	18,501,885
Applied Materials, Inc.	126,108	18,227,650
MKS Instruments, Inc.	69,422	7,504,518
NVIDIA Corp.	211,427	89,437,850
		146,319,330
Software 22.1%
Adobe, Inc.*	53,357	26,091,039
Aspen Technology, Inc.*	44,204	7,409,032
Atlassian Corp. "A"*	33,393	5,603,679
Box, Inc. "A"*	429,158	12,608,662
Dynatrace, Inc.*	210,732	10,846,376
Five9, Inc.*	87,846	7,242,903
Guidewire Software, Inc.*	63,771	4,851,698
Intuit, Inc.	48,404	22,178,229
Microsoft Corp.	577,529	196,671,726
Roper Technologies, Inc.	33,618	16,163,534
Salesforce, Inc.*	77,195	16,308,216
ServiceNow, Inc.*	52,601	29,560,184
Synopsys, Inc.*	87,396	38,053,092
Teradata Corp.*	106,019	5,662,475
Workiva, Inc.*	86,122	8,755,163
		408,006,008
Technology Hardware, Storage & Peripherals 11.3%
Apple, Inc.	1,077,290	208,961,941
Materials 0.8%
Construction Materials
Vulcan Materials Co.	60,846	13,717,122
Real Estate 1.4%
Industrial REITs 0.8%
Prologis, Inc.	122,234	14,989,556
Specialized REITs 0.6%
Equinix, Inc.	13,511	10,591,813
Total Common Stocks (Cost $719,211,652)		1,824,466,894

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $25,234,836)	25,234,836	25,234,836

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $744,446,488)	100.3	1,849,701,730
Other Assets and Liabilities, Net	(0.3)	(6,259,456)
Net Assets	100.0	1,843,442,274
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (a) (b)
—	0 (c)	—	—	—	1,145	—	—	—
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 5.13% (a)
37,794,028	199,141,309	211,700,501	—	—	1,818,566	—	25,234,836	25,234,836
37,794,028	199,141,309	211,700,501	—	—	1,819,711	—	25,234,836	25,234,836

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,824,466,894	$—	$—	$1,824,466,894
Short-Term Investments	25,234,836	—	—	25,234,836
Total	$1,849,701,730	$—	$—	$1,849,701,730

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH3
R-080548-2 (1/25)